Carrying Value of Contingently Redeemable Ordinary Shares (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)
Common Stock Equity [Line Items]
Balance as of December 31, 2012	77,677	76,858	$ 0
Changes in redemption value		3,174
Conversion to Class A ordinary shares	(77,677)
Exchange rate effect		(2,355)
Balance as of December 31, 2013	0	77,677	$ 0